Note 7 - Earnout Liabilities - Schedule of Earnout Liabilities 1 (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Balance	$ 1,353	$ 0
Change in fair value of financial instruments		(11,799)
Balance	223	1,353
Sponsor Earnout [Member]
Balance	1,353	0
Change in fair value of financial instruments	(1,130)	(6,669)
Balance	$ 223	$ 1,353